Document And Entity Information	Aug. 05, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2019
Entity Registrant Name	ORBCOMM Inc.
Entity Central Index Key	0001361983
Entity Emerging Growth Company	false
Entity File Number	001-33118
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	41-2118289
Entity Address Address Line1	395 W. Passaic Street
Entity Address City Or Town	Rochelle Park
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07662
City Area Code	201
Local Phone Number	363-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.001 per share
Trading Symbol	ORBC
Name of each exchange on which registered	NASDAQ